Concentration of Credit Risk (Schedule of Concentration of Credit Risk) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Revenues		$ 1,334.9	$ 1,348.0
Credit Concentration Risk
Concentration Risk [Line Items]
Revenues	[1]	$ 167.3	$ 168.5
Concentration Risk, Percentage	[1]	12.50%	12.50%
Predecessor
Concentration Risk [Line Items]
Revenues				$ 1,180.5
Predecessor | Credit Concentration Risk
Concentration Risk [Line Items]
Revenues	[1]			$ 167.5
Concentration Risk, Percentage	[1]			14.20%

[1]	Represents the gross amount of revenue contracted for with Columbia Gas of Ohio and, therefore, subject to risk at the loss of this customer. Columbia Gas of Ohio has entered into certain capacity release agreements with third parties which ultimately can decrease the net revenue amount CPG receives from Columbia Gas of Ohio in any given period.